FINANCE INCOME (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Finance Income [Abstract]
Interest on financial assets measured at amortised cost	R 108.7	R 63.1	R 16.9
Growth in cash and cash equivalents in environmental rehabilitation trust funds	22.5	33.3	30.5
Growth in reimbursive right for environmental rehabilitation guarantees	3.7	5.2	7.9
Dividends received	76.1	4.3	0.0
Unwinding of Payments made under protest	4.8	3.9	3.0
Other finance income	0.4	0.0	0.0
Finance income	R 216.2	R 109.8	R 58.3